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The right choice for the long termSM

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

[cover photograph: dirt path between two rows of tall trees, leading to a building]

Semi-annual report for the six months ended January 31, 2003


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA SM

Limited Term Tax-Exempt Bond Fund of America is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Limited Term Tax-Exempt Bond Fund of America seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in tax-exempt securities with effective maturities between three and 10 years.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2002, (the most recent calendar quarter):

                                                                  LIFETIME
                                          1 YEAR     5 YEARS   (SINCE 10/6/93)
CLASS A SHARES
Reflecting 3.75% maximum sales charge     +3.77%     +4.23%        +4.91%

Results for other share classes can be found on page 32. For the most current investment results, please refer to americanfunds.com. Please see the inside back cover for important information about other share classes.

The fund's 30-day yield for Class A shares as of February 28, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 2.64%, which is equivalent to a taxable yield of 4.30% for investors in the 38.6% tax bracket. The fund's distribution rate for Class A shares as of that date was 3.25%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Please consult your tax adviser.


FELLOW SHAREHOLDERS:

In the first half of fiscal 2003, the municipal bond market produced mixed returns. High-quality, short-term debt issues reaped the strongest gains, while lower rated, longer term debt finished the period with weaker results. Nonetheless, Limited Term Tax-Exempt Bond Fund of America provided steady income for its shareholders and a return that exceeded most stock market measures.

For the six months ended January 31, 2003, the fund paid dividends totaling 27 cents a share, virtually all exempt from federal income taxes.

- If you took those dividends in cash, they represented a tax-free income return of 1.75% (3.50% on an annualized basis).

- If you reinvested your dividends in additional fund shares, your income return was 1.77% (3.54% on an annualized basis).

- To match a 3.54% annualized tax-free income return, a shareholder in the top federal tax bracket of 38.6% would have had to earn 5.77% from a taxable investment.

In addition, a decline in short-term interest rates over the six-month period helped to raise the fund's net asset value to $15.37 per share compared with $15.28 at the beginning of the period. This gain, combined with the fund's income return, resulted in a total return of 2.35%, assuming the reinvestment of dividends.

During the same period, the average total return of the 136 intermediate municipal bond funds tracked by Lipper matched the fund's aforementioned return of 2.35%. The Lehman Brothers (7-year) Municipal Bond Index (which is unmanaged, does not include expenses and holds bonds with longer average maturities than the fund) gained 3.27%.

ECONOMIC AND PORTFOLIO REVIEW

At the onset of the fund's six-month reporting period, the outlook for the economy was uncertain. Weak corporate earnings, accounting scandals and the rising number of bankruptcies kindled feelings of distrust and uncertainty among investors; as a result, many opted for the safety of high-quality government bonds. By November, however, a turnaround in investor sentiment began, which helped to lift stock prices from their lows and made prospects for the economy appear more favorable.

To help bolster a recovery, the Federal Reserve Board lowered short-term interest rates by half of a point on November 6. This decrease brought the federal funds rate, the benchmark for taxable short-term rates, down to 1.25% and, in turn, benefited taxable and tax-exempt short-term issues.

Throughout 2002, new issuance of tax-exempt bonds increased steadily, exceeding $350 billion and setting a new issue volume record by year end. That strong pace continued into 2003. This volume helped to restrain investment results for the tax-exempt market, but it also created some very attractive values for the fund. Utilizing a cautious but thorough research approach, the fund's adviser, Capital Research and Management Company, continues to take advantage of these new opportunities and good relative values.

Some of these opportunities came from insured bonds, which encompass over 20% of the fund's holdings. Insured bonds are backed both by the credit of the municipal issuer and by municipal bond insurance companies. As a result, insured bonds have a very high credit quality. At the end of the six-month period, nearly two-thirds of the fund's assets were rated in the top two categories (AAA or AA) by independent credit rating services.

We take this opportunity to welcome the many new shareholders who have joined us and to thank those shareholders who have increased their participation in the fund. Over the past six months, many investors have added fixed income to their portfolios. Limited Term Tax-Exempt Bond Fund of America has benefitted from this change as its assets have increased by more than a third, and the number of shareholder accounts has increased by more than half. We appreciate the confidence all our shareholders have placed in us and look forward to helping you meet your long-term financial goals.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President


March 18, 2003

TAX-FREE YIELDS VS. TAXABLE YIELDS

To use the table below, find your estimated 2002 taxable income to determine your federal tax rate. Then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund's 3.22%1 tax-free distribution rate in January 2003.

For example, a couple with a taxable income of $170,000 is subject to a federal tax rate of 30.0%. In this bracket, the fund's 3.22%1 distribution rate is equivalent to a 4.60% return on a taxable investment. Investors in the highest tax bracket (38.6%) would need a taxable distribution rate of 5.24% to match the fund's distribution rate.

By comparison, a U.S. Treasury bond with a 10-year maturity would have yielded 3.96% as of January 31, 2003.

                                                                                               AS OF 1/31/03,
                                                                                                 THE FUND'S
                                                                                                 TAX-EXEMPT
                                                                                                DISTRIBUTION
                                                                                               RATE OF 3.22%(1)
                     IF YOUR TAXABLE INCOME IS...                   THEN YOUR FEDERAL         IS EQUIVALENT TO
        SINGLE                                   JOINT               TAX RATE(2)IS...         A TAXABLE RATE OF...

      $0  -    6,000                          $0  -   12,000              10.0%                    3.58%
   6,001  -    28,400                     12,001  -   47,450              15.0                     3.79
  28,401  -    68,800                     47,451  -   114,650             27.0                     4.41
  68,801  -    143,500                   114,651  -   174,700             30.0                     4.60
 143,501  -    311,950                   174,701  -   311,950             35.0                     4.95
              Over 311,950                           Over 311,950         38.6                     5.24

(1) Distribution rate based on the average offering price for the month of January.
(2) Based on 2003 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

INVESTMENT PORTFOLIO, January 31, 2003
unaudited

Portfolio composition
[begin pie chart]
Texas (TX)                      16.04%
Washington (WA)                 8.05
Illinois (IL)                   8.00
New York (NY)                   7.09
Michigan (MI)                   6.32
California (CA)                 4.72
Indiana (IN)                    3.80
North Carolina (NC)             3.77
Colorado (CO)                   2.49
District of Columbia (DC)       2.30
Other states                   29.38
Cash & equivalents              8.04
[end pie chart]



                                                                                                 Principal            Market
                                                                                                    amount             value
Fixed-income securities - 91.96%                                                                      (000)             (000)

Alabama  -  0.12%
Industrial Dev. Board of the City of Butler, Pollution Control Rev. Ref.
Bonds (James River Project), Series 1993, 5.50% 2005                                                $1,000              $945


Alaska  -  2.00%
Industrial Dev. and Export Auth., AMT:
 Power Rev. Bonds (Snettisham Hydroelectric Project), First Series, AMBAC insured:
  5.25% 2005                                                                                           930               990
  5.25% 2005 (escrowed to maturity)                                                                     70                75
 Revolving Fund Ref. Bonds, Series 2002-A, MBIA insured, 5.50% 2009                                  1,685             1,863
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds:
 Series 2000:
  5.60% 2009                                                                                         1,000             1,045
  5.60% 2010                                                                                         1,000             1,039
  4.75% 2015 (expected maturity 2009)                                                                2,975             2,887
 Series 2001, 5.375% 2021 (expected maturity 2012)                                                   6,365             6,010
Student Loan Corp., Student Loan Rev. Bonds, Series 2000-A, AMT,
AMBAC insured, 5.65% 2010                                                                            2,140             2,344


Arizona  -  0.37%
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds
(Catholic Healthcare West Project), Series 1998-A, 4.30% 2005                                        1,950             2,001
City of Phoenix, Senior Lien Street and Highway User Rev. Ref. Bonds,
Series 1993, 5.00% 2008                                                                              1,000             1,035


California  -  4.72%
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds
(USA Waste Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)                        4,300             4,328
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A1, AMT, 5.05% 2025 (put 2008)                                                           4,000             4,260
 Cert. of Part. (Catholic Healthcare West Project), Series 1999-A, 6.00% 2009                          825               912
Veterans G.O. Bonds, Series BL, AMT, 4.95% 2007                                                      2,560             2,771
Department of Water Resources, Power Supply Rev. Bonds, Series 2002-A:
 MBIA insured, 5.25% 2010                                                                            5,000             5,569
 5.50% 2010                                                                                          1,000             1,092
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps:
 Cert. of Part. (Episcopal Homes Foundation), Series 1997-A, 5.25% 2007                                565               564
 Rev. Bonds (San Diego Hospital Association), Series 2001-A, 5.25% 2006                              1,025             1,107
 Rev. Ref. Cert. of Part.:
  American Baptist Homes of the West Facs. Project, Series 1997-B, 5.50% 2007                          720               727
  Episcopal Homes Foundation, Series 1998:
   4.80% 2006                                                                                        2,000             2,135
   5.00% 2007                                                                                        1,405             1,515
   5.00% 2008                                                                                        2,455             2,635
 Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments),
Series 2000-A, 5.30% 2008                                                                            2,700             2,907
 Southern California Presbyterian Homes Obligated Group (Redwood Senior
Homes and Services), Rev. Bonds, Series 2002, 5.50% 2012                                             1,695             1,737
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
Project), Series 1995-A, 5.75% 2005 (escrowed to maturity)                                           3,500             3,724
County of Los Angeles, Capital Asset Leasing Corp., Cert. of Part.
(Marina del Rey), Series 1993-A, 6.25% 2003                                                            355               360
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center),
Series 2001-A:
 4.70% 2009                                                                                          1,010             1,068
 4.80% 2010                                                                                            940               986


Colorado  -  2.49%
Health Facs. Auth., Rev. Bonds:
 Catholic Health Initiatives:
  Series 1998-A, 5.375% 2010                                                                         2,145             2,308
  Series 2001, 5.375% 2010                                                                           2,000             2,185
  Series 2002-A:
   5.00% 2010                                                                                        1,500             1,597
   5.00% 2012                                                                                        1,000             1,049
 Covenant Retirement Communities, Inc., Series 2002-B, 5.25% 2011                                    1,450             1,464
 The Evangelical Lutheran Good Samaritan Society Project, Series 2002:
  5.00% 2010                                                                                         1,000             1,037
  5.00% 2011                                                                                         1,100             1,125
Housing and Fin. Auth., Single-family Program:
 Senior Bonds, Series 1995-C2, 5.625% 2009                                                             175               180
 Senior and Subordinate Bonds, Series 1998-D3, 6.125% 2023                                           3,380             3,675
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E,
AMT, FGIC insured, 5.00% 2010                                                                        2,000             2,145
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
Bonds, Series 1997-A, 5.75% 2007                                                                     2,360             2,404
University of Colorado Hospital Auth., Hospital Rev. Ref. Bonds,
Series 1997-A, AMBAC insured, 5.50% 2007                                                             1,000             1,124


Connecticut  -  0.65%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds: (1)
 Series 1996-A, 6.375% 2004 (escrowed to maturity)                                                     995             1,075
 Series 1997-B, 5.55% 2008                                                                           1,000             1,079
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment,
Public Improvement Bonds, Series 2001, 5.375% 2011                                                   3,000             3,108


Delaware  -  0.26%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light
Co. Project), Series 2001-C, AMBAC insured, 4.90% 2026 (put 2011)                                    2,000             2,149


District of Columbia  -  2.30%
G.O. Ref. Bonds, FSA insured:
 Series 1993-B2, 5.50% 2010                                                                          2,500             2,819
 Series 1999:
  5.50% 2009                                                                                           695               784
  5.50% 2009 (escrowed to maturity)                                                                    195               223
Cert. of Part., Series 2002, AMBAC insured, 5.25% 2010                                               1,000             1,096
Gallery Place Project, Tax Increment Rev. Bonds, Series 2002, FSA insured:
 5.25% 2009                                                                                          1,570             1,745
 5.25% 2010                                                                                          1,400             1,552
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue),
Series 1997-A, MBIA insured (escrowed to maturity):
 6.00% 2006                                                                                          1,000             1,138
 6.00% 2007                                                                                          1,250             1,447
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
Hospital and Washington Hospital Center Projects):
 Series 2001-A, 6.40% 2031 (put 2004)                                                                1,000             1,026
 Series 2001-B, 6.625% 2031 (put 2005)                                                               2,000             2,093
 Series 2001-C, 6.80% 2031 (put 2006)                                                                1,500             1,591
 Series 2001-D, 6.875% 2031 (put 2007)                                                               3,000             3,215


Florida  -  2.11%
Dade County, Resource Recovery Fac. Rev. Ref. Bonds, Series 1996, AMT,
AMBAC insured, 6.00% 2006                                                                            3,500             3,952
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2010                                           2,000             2,116
Lee County:
 Industrial Dev. Auth., Healthcare Facs. Rev. Bonds, (Shell Point/Alliance
Obligated Group, Shell Point Village Project), Series 1999-A:
  5.25% 2005                                                                                         1,500             1,588
  5.50% 2008                                                                                         1,000             1,068
  5.75% 2012                                                                                         1,800             1,868
 Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured:
  5.25% 2009                                                                                         3,000             3,306
  5.25% 2010                                                                                         2,000             2,193
St. Johns River Power Park System (JEA), Rev. Ref. Bonds, Issue Two,
Series Eighteen, 5.00% 2009                                                                          1,000             1,101


Georgia  -  0.13%
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref.
Bonds (The Park at Briarcliff Apartments Project),
Series 1998-A, 4.55% 2028 (put 2008)                                                                   995             1,044


Hawaii  -  0.80%
G.O. Bonds, Series 2002-CX, FSA insured, 5.25% 2011                                                  4,000             4,439
Cert. of Part. (Kapolei State Office Building), Series 1998-A, AMBAC
insured, 5.00% 2005                                                                                  1,000             1,076
Housing and Community Dev. Corp., Single-family Mortgage Purchase Rev.
Bonds, Series 2000-A, AMT, 5.90% 2008                                                                  960             1,021


Idaho  -  0.71%
Housing and Fin. Association, AMT:
 Single-family Mortgage Bonds:
  Series 1998-C2, 5.25% 2011                                                                           365               383
  Series 1998-E3, 5.125% 2011                                                                          500               524
  Series 1998-H, 4.65% 2012                                                                          1,060             1,092
  Series 1998-I2, 4.70% 2012                                                                           525               551
  Series 2002-F, 4.875% 2023                                                                         2,235             2,220
 Single-family Programs Disclosure Report, Series 1978-A, 5.40% 2021                                 1,000             1,017


Illinois  -  8.00%
G.O. Bonds:
 Illinois FIRST, Series of December 2002, 5.25% 2010                                                 2,000             2,239
 Series of April 1998, FSA insured:
  5.50% 2009 (preref. 2008)                                                                          2,055             2,358
  5.50% 2009                                                                                         1,945             2,176
G.O. Ref. Bonds, Illinois FIRST, Series of August 2002, 5.25% 2008                                   1,000             1,124
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST:
 Series of April 2002, 5.50% 2008                                                                    1,500             1,703
 Series of November 2002, 5.00% 2012                                                                 2,000             2,182
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust):
 5.00% 2009                                                                                          2,000             2,206
 5.00% 2010                                                                                          1,500             1,647
Educational Facs. Auth.:
 Adjustable Medium Term Rev. Bonds:
  Field Museum of Natural History, Series 2002, 4.05% 2036 (put 2011)                                4,000             3,975
  Northwestern University, Series 1997, 5.00% 2032 (put 2009)                                        1,000             1,097
 Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
(University Center Project), Series 2002, 5.25% 2010                                                 1,015             1,051
Health Facs. Auth.:
 Rev. Bonds:
  Advocate Health Care Network:
   Series 1998-A:
    5.25% 2005                                                                                       1,615             1,738
    5.00% 2006                                                                                         750               812
    5.00% 2006 (escrowed to maturity)                                                                  980             1,084
   Series 2000:
    5.25% 2007                                                                                       1,000             1,101
    5.30% 2008                                                                                       2,000             2,206
    6.125% 2011                                                                                      1,000             1,124
  Centegra Health System, Series 1998, 5.50% 2007                                                    2,480             2,716
  Highland Park Hospital Project, Series 1997-A, FGIC insured, 5.50% 2005                            1,490             1,643
  OSF Healthcare System, Series 1999:
   5.25% 2005                                                                                          855               923
   5.375% 2006                                                                                         900               987
   5.50% 2008                                                                                        1,000             1,101
  Victory Health Services, Series 1997-A, 5.25% 2004                                                 1,755             1,829
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997-A:
   5.50% 2004                                                                                        1,250             1,319
   5.10% 2005                                                                                        1,815             1,944
  Northwestern Medical Faculty Foundation, Inc., Series 1998,
MBIA insured, 5.25% 2006                                                                             1,810             2,003
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 6.55% 2003                            1,165             1,186
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project
Ref. Bonds, Series 2002-B, MBIA insured, 5.25% 2011                                                  2,000             2,222
City of Chicago:
 G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured,
5.25% 2013                                                                                           2,000             2,207
 Board of Education, Unlimited Tax G.O. Bonds (Dedicated Revenues),
Series 2001-C, FSA insured, 5.25% 2010                                                               1,000             1,117
 Chicago-O'Hare International Airport:
  General Airport Rev. Ref. Bonds, Series 1993-A, MBIA insured, 5.00% 2012                           2,500             2,671
  Passenger Fac. Charge Rev. Bonds, Series 1996-A, AMBAC insured, 5.60% 2010                         4,000             4,442
 Metropolitan Water Reclamation Dist., G.O. Capital Improvement Bonds,
Limited Tax Series D of December 2002:
  5.00% 2010                                                                                         2,700             2,977
  5.00% 2012                                                                                         1,350             1,472
Indian Prairie Community, Unit School Dist. Number 204, DuPage and Will
Counties, School Building Bonds (Naperville/Aurora), Series 1998, 5.25% 2011                         2,275             2,511


Indiana  -  3.80%
Health Fac. Fncg. Auth.:
 Hospital Rev. Bonds:
  Charity Obligated Group:
   Series 1997-D, 5.00% 2026 (preref. 2007)                                                          1,465             1,604
   Series 1999-D, 5.50% 2008                                                                         1,000             1,113
  Clarian Health Partners, Inc., Series 1996-A, MBIA insured, 5.25% 2008                             1,000             1,104
  The Methodist Hospitals, Inc., Series 2001:
   5.25% 2008                                                                                        1,000             1,089
   5.25% 2009                                                                                        2,415             2,609
   5.25% 2010                                                                                        1,445             1,542
   5.25% 2011                                                                                        1,525             1,616
 Rev. Bonds (Ascension Health Credit Group), Series 2002-F:
  5.50% 2010                                                                                         1,000             1,098
  5.50% 2011                                                                                         1,640             1,792
State Revolving Fund Program Bonds:
 Series 1998-A, 5.00% 2010                                                                           3,085             3,330
 Series 2001-A:
  5.25% 2009                                                                                         1,825             2,033
  5.50% 2011                                                                                         1,500             1,697
Transportation Fin. Auth., Toll Road Lease Rev. Ref. Bonds,
Series 1996, AMBAC insured, 5.25% 2010                                                               4,970             5,516
Boone County Hospital Association, Lease Rev. Bonds, Series 2001,
FGIC insured, 5.00% 2009                                                                             1,200             1,319
The Trustees of Purdue University, Cert. of Part., Series 2001-A:
 5.00% 2009                                                                                          1,000             1,103
 5.00% 2010                                                                                          1,135             1,247
Hospital Auth. of St. Joseph County, Health System Bonds (Memorial
Health System), Series 1998-A, MBIA insured, 5.50% 2008                                              1,010             1,130


Iowa  -  0.77%
Fin. Auth.:
 Hospital Facs. Rev. Bonds (Iowa Health System), Series 1998-A,
MBIA insured, 5.25% 2007                                                                             1,895             2,097
 Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999,
FSA insured, 5.30% 2009                                                                              1,000             1,105
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2011                              3,000             3,027


Kentucky  -  1.27%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000-A, 6.125% 2010                      3,000             3,146
 Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
Healthcare, Inc. Project), Series 1997:
  5.20% 2004                                                                                         1,000               994
  5.40% 2006                                                                                         1,500             1,463
  5.50% 2007                                                                                           465               449
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project),
Series 1999, 5.70% 2009                                                                              4,150             4,271


Louisiana  -  1.80%
Public Facs. Auth.:
 Hospital Rev. and Ref. Bonds (Franciscan Missionaries of Our Lady Health
System Project), Series 1998-A, FSA insured, 5.50% 2006                                              4,500             4,979
 Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A,
MBIA insured, 4.00% 2005                                                                             2,000             2,109
Jefferson Parish Hospital Service Dist. No. 2, Parish of Jefferson,
Hospital Rev. Bonds, Series 1998, FSA insured, 5.00% 2005                                            1,000             1,075
Plaquemines Port, Harbor and Terminal Dist., Marine Terminal Facs.
Rev. Ref. Bonds (Electro-Coal Transfer Corp. Project):
 Series 1985-A, 5.00% 2007                                                                           1,075             1,040
 Series 1985-C, 5.00% 2007                                                                           2,000             1,934
Parish of St. Charles, Pollution Control Rev. Ref. Bonds (Entergy
Louisiana, Inc. Project):
 Series 1999-B, 4.90% 2030 (put 2005)                                                                1,500             1,509
 Series 1999-C, 5.35% 2029 (put 2003)                                                                2,000             2,002


Maine  -  0.62%
Educational Loan Marketing Corp., Senior Student Loan Rev. Bonds,
Series 1994-A4, AMT:
 5.95% 2003                                                                                          1,000             1,031
 6.05% 2004                                                                                          1,500             1,570
Housing Auth., Mortgage Purchase Bonds, Series 2001-E1 (Non-AMT), 4.125% 2010                        1,000             1,018
Student Loan Rev. Ref. Bonds, Series 1992-A1, AMT:
 6.20% 2003                                                                                            515               520
 6.30% 2004                                                                                            880               891


Maryland  -  0.55%
G.O. Bonds, State and Local Facs. Loan of 2000, Series F, 5.50% 2008                                 1,000             1,147
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project),
Series 2002, 5.00% 2012                                                                              3,300             3,321


Massachusetts  -  0.99%
Educational Fncg. Auth., Education Loan Rev. and Ref. Bonds, Issue G,
Series 2000-A, AMT, MBIA insured, 5.55% 2008                                                         2,200             2,467
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare
System Issue, Series C, 5.00% 2007                                                                   1,550             1,690
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill
Project), Series 1998-A, AMT, 5.15% 2007                                                             1,550             1,519
Municipal Wholesale Electric Co., A Public Corp. of the Commonwealth of
Massachusetts, Power Supply Project Rev. Bonds, Series A, MBIA insured:
 Nuclear Project No. 5 Issue, 5.00% 2010                                                             1,205             1,323
 Nuclear Project No. 6 Issue, 5.00% 2010                                                             1,000             1,098


Michigan  -  6.32%
Building Auth., Rev. Bonds, Series 2001-II (Facs. Program), 5.25% 2011                               2,000             2,237
Higher Education Student Loan Auth., Student Loan Rev. Ref. Bonds,
Series XVII-F, AMT, AMBAC insured,  4.45% 2010                                                       2,000             2,042
Hospital Fin. Auth.:
 Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.50% 2008                           1,000             1,102
 Hospital Rev. and Ref. Bonds:
  The Detroit Medical Center Obligated Group:
   Series 1993-A, 6.375% 2009                                                                        1,015             1,030
   Series 1993-B, AMBAC insured, 5.00% 2006                                                          1,000             1,061
  MidMichigan Obligated Group, Series 1997-A, FSA insured, 5.50% 2007                                2,775             3,094
  Sparrow Obligated Group, Series 2001, 5.25% 2009                                                   1,400             1,513
 Hospital Rev. Ref. Bonds:
  Genesys Health System Obligated Group, Series 1995-A, 7.20% 2003
(escrowed to maturity)                                                                               1,375             1,431
  Hackley Hospital Obligated Group, Series 1998-A, 4.90% 2007                                        1,140             1,194
  Henry Ford Hospital:
   Series A:
    5.25% 2010                                                                                       2,000             2,127
    5.25% 2011                                                                                       2,000             2,107
   Series 1984-A, AMBAC insured, 6.00% 2011                                                          1,250             1,462
  Pontiac Osteopathic, Series 1994-A, 5.375% 2006                                                    3,005             2,987
  Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008                                         1,000             1,016
 Variable Rate Rev. Bonds (Ascension Health Credit Group):
  Series 1999-B3, 5.30% 2033 (put 2006)                                                              5,000             5,535
  Series 1999-B4, 5.375% 2033 (put 2007)                                                             2,000             2,221
South Central Power Agcy., Power Supply System Rev. Ref. Bonds,
Series 2002, AMBAC insured:
 5.00% 2009                                                                                          2,000             2,220
 5.00% 2010                                                                                          2,220             2,453
State Building Auth., College Savings Bonds, Rev. Bonds (Facs.
Program), Series 1997-II, 5.50% 2009                                                                 1,000             1,134
State Trunk Line Fund Ref. Bonds, Series 1998-A:
 5.25% 2011                                                                                          1,000             1,119
 5.25% 2012                                                                                          1,000             1,114
Underground Storage Tank, Financial Assurance Auth., Rev. Ref. Bonds,
Series 1996-I, AMBAC insured, 5.50% 2009                                                             2,150             2,384
City of Detroit, G.O. Ref. Bonds (Unlimited Tax):
 Series 1995-A, 6.25% 2004                                                                           1,000             1,059
 Series 1995-B, 6.75% 2003                                                                           2,000             2,017
City of Flint Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical
Center), Series 1998-A, 5.00% 2003                                                                     345               349
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series
2001-A, 5.25% 2010                                                                                   2,020             2,178
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan
Wayne County Airport), Series 2002-D, AMT, FGIC insured, 5.25% 2011                                  3,000             3,248


Minnesota  -  0.39%
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 2000-H,
AMT, 4.25% 2006                                                                                      1,450             1,531
Minneapolis-St. Paul Metropolitan Airports Commission, AMT, AMBAC
insured, 5.50% 2008                                                                                  1,500             1,659


Missouri  -  0.77%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care),
Series 2002-A, 5.00% 2011                                                                            3,255             3,443
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev.
Bonds (John Knox Village), Series 2002:
 5.75% 2009                                                                                          1,255             1,362
 5.875% 2010                                                                                         1,325             1,436


Nebraska  -  0.32%
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2002-D,
AMT, 3.90% 2009                                                                                      1,300             1,317
Airport Auth. of the City of Omaha, Airport Facs. Rev. Ref. Bonds,
Series 2001, FSA insured, 5.50% 2012                                                                 1,155             1,275


Nevada  -  0.62%
Highway Improvement Rev. (Motor Vehicle Fuel Tax) Bonds, Series
December 1, 2000-A, 5.00% 2009                                                                       2,000             2,220
Housing Division, Single-family Mortgage Bonds, Series 1998-B1, 5.20% 2011                             675               719
Clark County School Dist., G.O. (Limited Tax) Ref. Bonds, Series 2002-A,
FSA insured, 5.00% 2010                                                                              1,000             1,101
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 1998-A, 6.20% 2009                                                                              945             1,026


New Jersey  -  0.57%
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village
Project), Series 1998-A:
 5.00% 2006                                                                                          1,275             1,305
 5.05% 2007                                                                                          1,375             1,407
Educational Facs. Auth., Rev. Bonds, Rider University Issue,
Series 2002-A, Radian insured, 5.25% 2012                                                            1,795             1,941


New Mexico  -  0.74%
Supplemental Severance Tax Bonds, Series 2002-A:
 5.00% 2009                                                                                          3,500             3,828
 5.00% 2010                                                                                          2,000             2,166


New York  -  7.09%
Dormitory Auth:
 Cert. of Part., City University of  New York (John Jay College of
Criminal Justice Project Ref.), 6.00% 2006                                                           1,500             1,684
 Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B:
  6.00% 2007                                                                                           995             1,126
  6.00% 2007 (escrowed to maturity)                                                                      5                 6
 Rev. Bonds, Center for Nursing & Rehabilitation, Inc., FHA insured
Mortgage Nursing Home Rev. Bonds, Series 1997, 4.75% 2007                                              405               415
 Secured Hospital Rev. Bonds (Saint Agnes Hospital), Series 1998-A, 4.80% 2006                       1,000             1,079
 Secured Hospital Rev. Ref. Bonds (Wyckoff Heights Medical Center),
Series 1998-H, 5.125% 2008                                                                           1,000             1,100
 Third General Resolution Rev. Bonds (State University Educational Facs.
Issue), Series 2002-B, 5.25% 2023 (put 2012)                                                         5,000             5,385
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City),
Series 1996-A, 6.00% 2006                                                                            5,450             6,090
Metropolitan Transportation Auth., State Service Contract Ref. Bonds,
Series 2002-A, 5.00% 2012                                                                            1,000             1,079
Thruway Auth.:
 State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.25% 2010                    1,500             1,674
 Local Highway and Bridge Service Contract Bonds, Series 2002:
  5.25% 2009                                                                                         5,055             5,644
  5.25% 2010                                                                                         2,000             2,229
Castle Rest Residential Health Care Fac., FHA insured Mortgage Rev.
Bonds, Series 1997-A, 4.875% 2007                                                                      925               935
City of New York, G.O. Bonds:
 Fiscal 1997 Series L, 5.625% 2007                                                                   1,000             1,097
 Fiscal 2001:
  Series A, 5.125% 2010                                                                              2,000             2,110
  Series B:
   4.80% 2008                                                                                        2,000             2,114
   4.90% 2009                                                                                        1,000             1,051
   5.50% 2010                                                                                        1,000             1,079
  Series D, 5.50% 2009                                                                               1,000             1,085
  Series F, 5.00% 2010                                                                               1,000             1,047
 Fiscal 2003, Series G, 5.25% 2008                                                                   2,460             2,655
Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Fiscal 2003
Series A, 5.50% 2026                                                                                 6,000             6,624
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B:
 5.00% 2009                                                                                          2,000             2,223
 5.00% 2010                                                                                          3,000             3,313
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev.
Bonds (Empire State Dev. Corp.), Series 2002-A:
 5.00% 2017 (put 2011)                                                                               2,000             2,131
 5.50% 2017 (put 2011)                                                                               2,500             2,748


North Carolina  -  3.77%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds:
 Series 1993-B:
  6.00% 2005                                                                                         1,330             1,360
  7.00% 2008                                                                                         1,950             2,229
  6.125% 2009                                                                                        1,750             1,935
 Series 1993-C, 5.50% 2007                                                                           3,800             4,121
 Series 2003-A:
  5.50% 2010                                                                                         1,500             1,606
  5.50% 2011                                                                                         1,000             1,065
  5.50% 2012                                                                                         1,155             1,224
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds:
 Series 1992:
  6.00%  2004                                                                                        3,525             3,606
  6.00% 2005                                                                                         1,250             1,278
  MBIA insured, 6.00% 2010                                                                           3,000             3,466
 Series 1997-A, MBIA insured, 5.125% 2011                                                            3,750             4,108
 Series 1999-B:
  6.50% 2009                                                                                         1,660             1,868
  6.625% 2010                                                                                        2,500             2,843


Ohio  -  2.22%
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon
College 2002 Project):
 4.30% 2037 (put 2010)                                                                               2,000             2,041
 4.60% 2037 (put 2012)                                                                               2,000             2,033
The Student Loan Funding Corp., Cincinnati, Student Loan Rev. Bonds,
Series 1988-B3, AMT, AMBAC insured, 5.125% 2005                                                      1,000             1,002
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev.
Bonds (Summa Health System Project), Series 1993-A, 5.75% 2008                                       2,970             3,057
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital),
Series 1998, Radian insured, 4.70% 2008                                                              1,155             1,241
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners),
Series 2002-A:
 5.00% 2010                                                                                          1,945             2,068
 5.50% 2011                                                                                          2,040             2,225
 5.50% 2012                                                                                          2,150             2,336
County of Montgomery, Rev. Bonds (Catholic Health Initiatives),
Series 2001, 4.00% 2005                                                                              2,000             2,099


Oregon  -  0.27%
Salem-Keizer School Dist. No. 24J, Marion and Polk Counties, G.O. Bonds,
Series 1999, 5.25% 2010                                                                              2,000             2,212


Pennsylvania  -  1.89%
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74B,
AMT, 4.25% 2012                                                                                        910               912
Erie County, Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds
(International Paper Co. Projects), Series 2002-A, 4.90% 2009                                        4,000             4,121
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
 Bonds (Jefferson Health System), Series 1997-A:
 5.50% 2006                                                                                          2,045             2,225
 5.50% 2008                                                                                          1,000             1,098
Philadelphia Auth. for Industrial Dev., Airport Rev. Bonds (Philadelphia
Airport System Project), Series 1998-A, AMT, FGIC insured, 5.25% 2009                                3,410             3,714
Scranton-Lackawanna Health and Welfare Auth., Hospital Rev. Ref. Bonds (The
Community Medical Center Project), MBIA insured, 5.25% 2005                                          1,250             1,354
Westmoreland County Industrial Dev. Auth., Variable Rate Rev. Bonds (National
Waste and Energy Corp., Valley Landfill Expansion Project),
Series 1993, AMT, 5.10% 2018 (put 2009)                                                              2,000             1,976


Puerto Rico  -  0.67%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds,
Series 2000, 5.75% 2020 (preref. 2010)                                                               4,855             5,415


Rhode Island  -  0.31%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds,
Lifespan Obligated Group Issue, Series 2002:
 5.75% 2009                                                                                          1,340             1,427
 5.75% 2010                                                                                          1,020             1,078


South Carolina  -  0.55%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2000-A2,
AMT, FSA insured, 5.875% 2009                                                                        1,275             1,390
Georgetown County, Pollution Control Rev. Ref. Bonds (International
Paper Co. Projects), Series 1999-A, 5.125% 2012                                                      2,000             2,033
York County, Pollution Control Facs. Rev. Bonds (Bowater Inc. Project),
Series 1990, AMT, 7.625% 2006                                                                        1,000             1,050


South Dakota  -  0.61%
Housing Dev. Auth.:
 Homeownership Mortgage Bonds:
  Series 1996-A:
   5.20% 2003                                                                                        1,155             1,159
   5.50% 2010                                                                                          160               163
  Series 2000-H, 5.00% 2009                                                                          1,300             1,381
  Series 2001-C, 4.55% 2010                                                                            980             1,017
 Multiple Purpose Bonds, Series 2002-A, FSA insured, 4.15% 2009                                      1,170             1,215


Tennessee  -  1.01%
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds
(Federal Express Corp.), Series 2001, 5.00% 2009                                                     3,650             3,850
Metropolitan Government of Nashville and Davidson County, G.O. Multi-
Purpose Improvement Bonds, Series 1997-A, 5.125% 2010                                                1,000             1,102
Health, Educational and Housing Facs. Board of the County of Sullivan,
Hospital Rev. Bonds (Wellmont Health System Project), Series 2002:
 5.50% 2006                                                                                          1,475             1,601
 5.75% 2007                                                                                          1,555             1,700


Texas  -  16.04%
Public Fin. Auth., G.O. Ref. Bonds:
 Series 1997, 5.25% 2011                                                                             2,000             2,181
 Series 2002, 5.25% 2007                                                                             1,500             1,689
 Series 2003, 5.00% 2010                                                                             1,100             1,212
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010                                             1,000             1,108
City of Austin, Public Improvement Bonds:
 Series 1999, 5.75% 2011                                                                             1,500             1,703
 Series 2001, 5.00% 2010                                                                             2,000             2,206
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner
Retirement Services, Inc. Obligated Group Project), Series 1998:
 5.00% 2005                                                                                          1,330             1,418
 5.00% 2007                                                                                          1,470             1,581
Bexar County, Tax-Exempt Venue Project Rev. Bonds, Series 2000,
MBIA insured, 5.50% 2009                                                                             2,000             2,268
Brazos River Auth., AMT:
 Collateralized Pollution Control Rev. Ref. Bonds (Texas Utilities
Electric Co. Project):
  Series 1994-B, 5.40% 2029 (put 2006)                                                               1,000               960
  Series 1995-B, 5.05% 2030 (put 2006)                                                               1,000               972
 Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-C, 5.75% 2036 (put 2011)                                                                 1,000               968
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental
Facs. Rev. Bonds (The Dow Chemical Co. Project):
 Series 2002-A4, AMT, 5.20% 2033 (put 2008)                                                          4,450             4,587
 Series 2002-B3, 5.15% 2033 (put 2009)                                                               1,000             1,031
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds
(Valero Refining and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009                         1,000             1,016
Cypress-Fairbanks Independent School Dist., Unlimited Tax Ref. and
Schoolhouse Bonds, Series 2001, 5.25% 2011                                                           2,000             2,211
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds (Dallas,
Denton, Collin and Rockwell Counties), Series 1998:
 5.125% 2010                                                                                         1,490             1,657
 5.00% 2011                                                                                          1,800             1,940
City of Fort Worth (Tarrant and Denton Counties):
 General Purpose Ref. Bonds, Series 2002, 5.00% 2010                                                 1,000             1,099
 Water and Sewer System Rev. Ref. and Improvement Bonds,
Series 2003, 5.00% 2011                                                                              1,000             1,088
Fort Worth Independent School Dist. (Tarrant County), School B
uilding Unlimited Tax Bonds, Series 2001-A, 5.00% 2011                                               3,560             3,875
Harris County:
 G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010                                                   1,585             1,772
 Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010                                       4,645             5,116
 Health Facs. Dev. Corp.:
  Hospital Rev. Bonds:
   Memorial Hermann Hospital System Project, Series 1998, FSA insured, 5.25% 2008                    1,000             1,104
   Memorial Hospital System Project, Series 1997-A, MBIA insured:
   6.00% 2009                                                                                        3,215             3,658
   6.00% 2010                                                                                        1,500             1,706
  Hospital Rev. Ref. Bonds, Children's Hospital Project, Series 1995,
MBIA insured, 6.00% 2004 (escrowed to maturity)                                                      1,000             1,078
  Rev. Bonds (St. Luke's Episcopal Hospital):
   Series 2001-A, 5.50% 2011                                                                         1,000             1,088
   Series 2002:
    5.00% 2009                                                                                         700               753
    5.00% 2010                                                                                         735               782
    5.00% 2011                                                                                         770               814
    5.00% 2012                                                                                         810               849
City of Houston, Airport System, Subordinate Lien Rev. Bonds:
 Series 1998-B, AMT, FGIC insured:
  5.25% 2009                                                                                         2,500             2,721
  5.25% 2012                                                                                         2,915             3,070
 Series 2002-B, FSA insured, 5.25% 2011                                                              2,000             2,208
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast
Texas, FHA insured Mortgage Rev. Bonds, Series 2001, AMBAC insured, 4.50% 2010                       1,000             1,044
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties),
Unlimited Tax School Building Bonds, Series 2002-A:
 5.25% 2011                                                                                          1,000             1,106
 5.25% 2012                                                                                          2,000             2,204
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2002,
MBIA insured, 5.00% 2010                                                                             1,500             1,645
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds:
 Baylor Health Care System Project, Series 2002:
  5.50% 2009                                                                                           960             1,054
  5.50% 2010                                                                                         1,140             1,247
 Children's Medical Center of Dallas Project, AMBAC insured, 5.00% 2009                              1,100             1,197
Plano Independent School Dist. (Collin County), Unlimited Tax School
Building and Ref. Bonds, Series 2001, 5.00% 2011                                                     1,000             1,088
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric
Company Project), Series 2001-A, 5.50% 2022 (put 2011)                                               2,000             1,936
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
Series 2002-A, 5.50% 2010                                                                            3,740             3,994
City of San Antonio:
 General Improvement and Ref. Bonds:
  Tax-Exempt Obligations, Series 1998, 5.00% 2009                                                    2,000             2,173
  Series 2001, 5.00% 2010                                                                            2,000             2,194
 General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011                                     2,000             2,190
 Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured:
  5.50% 2009                                                                                         1,000             1,107
  5.50% 2010                                                                                         1,000             1,104
 Electric and Gas Systems Rev. Ref. Bonds:
  New Series 1997:
   5.30% 2011 (preref. 2007)                                                                         1,945             2,193
   5.30% 2011                                                                                        1,555             1,710
  New Series 1998-B, 5.125% 2009                                                                     2,455             2,715
  New Series 2002, FSA insured:
   5.25% 2011                                                                                        4,500             4,974
   5.25% 2012                                                                                        2,000             2,205
San Antonio Independent School Dist., Unlimited Tax School Building Bonds,
Series 2001-A, 4.25% 2011                                                                            1,000             1,038
Socorro Independent School Dist. (El Paso County), Unlimited Tax School
Building Ref. Bonds, Series 2001, 5.00% 2009                                                         1,255             1,386
Tarrant County, Health Facs. Dev. Corp.:
 Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.50% 2007                         1,000             1,107
 Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2008                  1,635             1,775
Tarrant Regional Water Dist., A Water Control and Improvement Dist.,
Water Rev. Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2010                          2,000             2,191
Turnpike Auth., Central Turnpike System, Second Tier Bond
Anticipation Notes, Series 2002, 5.00% 2008                                                          5,500             6,083
Board of Regents of The Texas A&M University System, Rev. Fncg.
System Bonds, 5.10% 2010                                                                             2,000             2,185
Board of Regents of The University of Texas System:
 Rev. Fncg. System Bonds:
  Series 1996-B, 5.00% 2011                                                                          2,000             2,182
  Series 2001-B, 5.00% 2011                                                                          1,150             1,262
  Series 2003-A, 5.00% 2009                                                                          1,000             1,108
  Series 2003-B:
   5.25% 2010                                                                                        1,500             1,679
   5.25% 2012                                                                                        3,000             3,333
 Rev. Fncg. System Rev. and Ref. Bonds:
  Series 2002, FSA insured, 5.00% 2010                                                               1,400             1,534
  Series 2002-B, 5.25% 2012                                                                          1,000             1,111


Utah  -  0.71%
Housing Corp., Single-family Mortgage Bonds, AMT:
 Series 2002-C2, Class III, 5.25% 2018                                                               2,000             2,050
 Series 2002-D, 5.00% 2018                                                                           1,000             1,010
 Series 2002-E2, Class III, 4.95% 2019                                                               1,000             1,012
Housing Fin. Agcy. (Federally Insured or Guaranteed Mortgage Loans):
 Single-family Mortgage Bonds, AMT:
  1998 Issue D-2, 5.25% 2012                                                                           230               244
  1998 Issue E-1, 5.25% 2012                                                                           255               271
  1998 Issue F-2, 4.25% 2008                                                                           980             1,018
 Single-family Mortgage Purchase Ref. Bonds, Series 1996, 5.45% 2004                                   200               208


Vermont  -  0.32%
Educational and Health Buildings Fncg. Agcy., Hospital Rev. Bonds (Medical
Center Hospital of Vermont Project), Series 1993, FGIC insured, 5.75% 2007                           2,500             2,593


Virgin Islands  -  0.61%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes) Senior Lien,
Series 1998-A, 5.20% 2010                                                                            4,765             5,007


Virginia  -  1.63%
Housing Dev. Auth., AMT:
 Commonwealth Mortgage Bonds, Series 2000-A1, 5.55% 2008                                             1,175             1,274
 Rental Housing Bonds, Series 2000-D, 5.50% 2008                                                     1,070             1,167
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT:
 5.00% 2010                                                                                          2,000             2,157
 5.00% 2011                                                                                          4,345             4,653
 5.00% 2012                                                                                          1,000             1,062
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode
Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002,
AMT, 6.25% 2027 (put 2012)                                                                           2,000             2,080
Pocahontas Parkway Association, Route 895 Connector Toll Road Rev. Bonds,
Senior Current Interest Bonds, Series 1998-A, 5.25% 2007                                             1,000               897


Washington  -  8.05%
G.O. Bonds, Series 1999-S1, 5.00% 2012                                                               4,700             4,980
Various Purpose G.O. Bonds:
 Series 1999-A, 5.25% 2010                                                                           1,000             1,098
 Series 2000-B, 6.00% 2010                                                                           1,130             1,306
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2003B, FGIC insured, 5.00% 2012                     2,000             2,181
Health Care Facs. Auth., Series 1997-A, MBIA insured:
 Weekly Rate Demand Rev. Bonds (Virginia Mason Medical Center), 6.00% 2006                           1,000             1,126
 Rev. Bonds (Catholic Health Initiatives), 5.10% 2010                                                1,000             1,064
Higher Education Facs. Auth., Rev. and Rev. Ref. Bonds (Gonzaga University
Project), Series 1998, MBIA insured, 4.80% 2009                                                      1,000             1,089
Public Power Supply System, Rev. Ref. Bonds:
 Nuclear Project No. 2:
  Series 1997-B, 5.50%  2006                                                                         1,000             1,109
  Series 1998-A:
   5.00% 2005                                                                                        5,250             5,653
   5.00% 2012                                                                                        4,000             4,228
 Nuclear Project No. 3, Series 1997-A, FSA insured, 5.10% 2010                                       1,000             1,106
Clark County, Evergreen School Dist. No. 114, Unlimited Tax G.O. Bonds,
Series 2002, FSA insured, 5.00% 2011                                                                 2,000             2,195
Grays Harbor County, Public Utility Dist. No. 1, Electric Rev. Bonds,
Series 2001, AMBAC insured, 5.00% 2009                                                               1,295             1,423
King County:
 Limited Tax G.O. Bonds:
  Series 1991-A, 5.00% 2009                                                                          2,500             2,687
  Baseball Stadium:
   Series 1997-D, 5.60% 2009                                                                         3,710             4,268
   Series 2002, 5.00% 2008                                                                           2,000             2,234
 Sewer Rev. Ref. Bonds, Series 1999-B, FSA insured:
  5.25% 2010                                                                                         2,000             2,223
  5.25% 2011                                                                                         2,895             3,206
City of Seattle:
 Municipal Light and Power Rev. Bonds, Series 1997, 5.00% 2010                                       1,000             1,100
 Municipal Light and Power Improvements and Rev. Ref. Bonds,
Series 2001, FSA insured, 5.50% 2012                                                                 1,000             1,111
Port of Seattle:
 Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured:
  5.25% 2009                                                                                         1,000             1,090
  5.25% 2011                                                                                         2,000             2,133
 Rev. Bonds, Series 2001-B, AMT, FGIC insured:
  5.50% 2009                                                                                         1,605             1,775
  5.50% 2010                                                                                         3,000             3,304
 Subordinate Lien Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2009                           1,500             1,665
Snohomish County:
 Limited Tax G.O. Bonds, Series 2001, 5.00% 2010                                                     3,000             3,310
 Public Utility Dist. No. 1, Generation System Rev. Ref. Bonds,
Series 2002-B, FSA insured:
  5.25% 2009                                                                                         1,000             1,124
  5.25% 2010                                                                                         2,000             2,241
  5.25% 2011                                                                                         2,000             2,233
City of Tacoma, Electric System Rev. and Ref. Bonds, Series 2001-A,
FSA insured, 5.50% 2011                                                                              1,100             1,234


Wisconsin  -  2.02%
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010                                                           2,210             2,513
Health and Educational Facs. Auth.:
 Rev. Bonds:
  Froedtert & Community Health Obligated Group, Series 2001, 5.65% 2009                              1,935             2,135
  Hospital Sisters Services, Inc. - Obligated Group, MBIA insured, 4.85% 2011                        1,195             1,253
  The Monroe Clinic, Inc., Series 1999, 4.60% 2008                                                   1,010             1,054
 Variable Rate Hospital Rev. Bonds (Charity Obligated Group, Daughters of
Charity National Health System), Series 1997-D, 4.90% 2015 (preref.
2005/put 2005)                                                                                       3,225             3,512
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2000-C, MBIA
insured, 4.35% 2009                                                                                  1,035             1,079
City of Milwaukee, G.O. Corporate Purpose Bonds, Series R, 5.50% 2010                                2,200             2,495
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
Rev. Bonds:
 5.00% 2008                                                                                          1,350             1,382
 5.75% 2011                                                                                          1,000             1,036



                                                                                                                     748,551



                                                                                                 Principal            Market
                                                                                                    amount             value
Short-term securities - 7.54%                                                                         (000)             (000)


Clark County, Nevada, Highway Rev. (Motor Vehicle Fuel Tax) Commercial
Paper Notes, Series B, 1.05% 2/4/2003                                                               $2,400            $2,400
Industrial Dev. Auth. of the Town of Culpeper, Virginia, Residential Care
Fac. Rev. Bonds (Virginia Baptist Homes), Series 2000, 1.15% 2030 (2)                                2,000             2,000
District of Columbia, G.O. General Fund Recovery Bonds: (2)
 Series 1991-B1, 1.35% 6/1/2003                                                                      1,600             1,600
 Series 1991-B2, 1.35% 6/1/2003                                                                      1,550             1,550
Guadalupe-Blanco River Auth. (Texas), Pollution Control Rev. Ref. Bonds
(Central Power and Light Company Project), Series 1995, 1.30% 2015 (2)                               4,700             4,700
Gulf Coast Waste Disposal Auth. (Texas), Environmental Facs. Rev. Bonds
(ExxonMobil Project), AMT: (2)
 Series 2001-A, 1.30% 2030                                                                           2,000             2,000
 Series 2001-B, 1.30% 2025                                                                           1,500             1,500
Harris County, Texas, G.O. Commercial Paper Notes, 1.00% 3/4/2003                                    1,685             1,685
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2002,
3.00% 6/30/2003 (3)                                                                                  2,000             2,016
Jackson County, Mississippi, Pollution Control Rev. Ref. Bonds (Chevron
 U.S.A. Inc. Project), Series 1992, 1.25% 2016 (2)                                                   1,505             1,505
Jacksonville Health Facs. Auth., Florida, Hospital Rev. and Ref. Bonds
(Genesis Rehabilitation Hospital Project), Series 1996, 1.30% 2021 (2)                               4,400             4,400
Regional Airport Auth. of Louisville and Jefferson County, Kentucky,
Special Facs. Rev. Bonds (UPS Worldwide Forwarding, Inc. Project),
Series 1999-A, AMT, 1.30% 2029 (2)                                                                   2,600             2,600
Lower Neches Valley Auth., Texas, Industrial Dev. Corp., Exempt Facs.
Rev. Ref. Bonds (ExxonMobil Project), Series 2001, AMT, 1.30% 2029 (2)                               1,200             1,200
Regents of the University of Michigan, General Rev. Bonds, Series 2002,
1.10% 2032 (2)                                                                                       2,000             2,000
The Curators of the University of Missouri, Capital Projects Notes, Series
FY 2002-2003, 3.00% 6/30/2003 (3)                                                                    2,000             2,016
Montgomery County, Tennessee, Water System Commercial Paper Notes, Series
2002-A, 1.30% 2032 (2)                                                                               1,000             1,000
State of New Jersey, Tax and Rev. Anticipation Notes, Series Fiscal
2003-A, 3.00% 6/12/2003                                                                              1,500             1,511
North Carolina Medical Care Commission, Variable Rate Hospital Rev.
 Bonds (Pooled Fncg. Project), Series 1996-A, 1.30% 2016 (2)                                         4,600             4,600
Industrial Dev. Auth. of the City of Roanoke, Virginia, H ospital Rev.
Ref. Bonds (Carilion Health System Obligated Group): (2)
 Series 2002-C, 1.30% 2027 (3)                                                                       5,140             5,140
 Series 2002-D, 1.30% 2027                                                                           2,900             2,900
San Antonio, Texas, Water System Commercial Paper Notes, Series 2001-A,
1.00% 2/24/2003                                                                                      1,600             1,600
State of Tennessee, Public Building Auth. of The City of Clarksville,
Adjustable Rate Pooled Fncg. Rev. Bonds, Series 2001, 1.30% 2031 (2)                                 2,000             2,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2002, 2.75% 8/29/2003 (3)                    6,300             6,363
State of Texas, Tax Anticipation Notes, Series 2002, 3.00% 6/30/2003                                 2,000             2,016
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc.
Project), Series 1993, 1.25% 2020 (2)                                                                1,000             1,000

                                                                                                                      61,302


Total investment securities (cost: $785,739,000)                                                                     809,853
Other assets less liabilities                                                                                          4,101

Net assets                                                                                                          $813,954

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements


Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


Financial statements

Statement of assets and liabilities                                                                            unaudited
at January 31, 2003                                           (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market (cost: $785,739)                                                           $809,853
 Cash                                                                                                             71
 Receivables for:
  Sales of fund's shares                                                               $6,608
  Interest                                                                              9,219                 15,827
                                                                                                             825,751
Liabilities:
 Payables for:
  Purchases of investments                                                              9,397
  Repurchases of fund's shares                                                          1,231
  Dividends on fund's shares                                                              613
  Investment advisory services                                                            190
  Services provided by affiliates                                                         326
  Deferred Trustees' compensation                                                          39
  Other fees and expenses                                                                   1                 11,797
Net assets at January 31, 2003                                                                              $813,954

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                           $796,901
 Undistributed net investment income                                                                             182
 Accumulated net realized loss                                                                                (7,243)
 Net unrealized appreciation                                                                                  24,114
Net assets at January 31, 2003                                                                              $813,954

Shares of beneficial interest issued and outstanding - unlimited shares authorized
                                                                                                     Net asset value
                                                       Net assets         Shares outstanding           per share (1)

Class A                                                  $637,257                     41,453                 $15.37
Class B                                                    36,562                      2,379                  15.37
Class C                                                    82,172                      5,345                  15.37
Class F                                                    23,846                      1,551                  15.37
Class R-5                                                  34,117                      2,219                  15.37

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.97.


See Notes to Financial Statements

Statement of operations                                                                                     unaudited
for the six months ended January 31, 2003                                                       (dollars in thousands)

Investment income:
 Income:
  Interest                                                                                                    $14,952

 Fees and expenses:
  Investment advisory services                                                          $1,038
  Distribution services                                                                  1,368
  Transfer agent services                                                                   71
  Administrative services                                                                   85
  Reports to shareholders                                                                   61
  Registration statement and prospectus                                                    138
  Postage, stationery and supplies                                                           5
  Trustees' compensation                                                                    12
  Auditing and legal                                                                        45
  Custodian                                                                                  8
  State and local taxes                                                                     17                  2,848
 Net investment income                                                                                         12,104

Net realized loss and unrealized
 appreciation on investments:
 Net realized loss on investments                                                                              (4,726)
 Net unrealized appreciation on investments                                                                     8,331
  Net realized loss and unrealized appreciation
   on investments                                                                                               3,605
Net increase in net assets resulting
 from operations                                                                                              $15,709



See Notes to Financial Statements





Statement of changes in net assets
(dollars in thousands)
                                                                                    Six months             Year ended
                                                                             ended January 31,               July 31,
                                                                                         2003*                   2002
Operations:
 Net investment income                                                                 $12,104                $16,232
 Net realized (loss) gain on investments                                                (4,726)                   278
 Net unrealized appreciation on investments                                              8,331                  6,979
  Net increase in net assets
   resulting from operations                                                            15,709                 23,489

Dividends paid to shareholders from
 net investment income                                                                 (12,122)               (16,149)

Capital share transactions                                                             206,893                282,305

Total increase in net assets                                                           210,480                289,645

Net assets:
 Beginning of period                                                                   603,474                313,829
 End of period (including undistributed
  net investment income: $182 and $200,
  respectively)                                                                       $813,954               $603,474

*Unaudited

See Notes to Financial Statements

Notes to financial statements                                  unaudited


1.       Organization and significant accounting policies

Organization - Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in tax-exempt securities with effective maturities between three and 10 years.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class A             Up to 3.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class B                 None          Declines from 5% to zero    Class B converts to Class A
                                               for redemptions within          after eight years
                                               six years of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class F                 None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class R-5                None                    None                          None

---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     Security valuation - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

     Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. As of January 31, 2003, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of January 31, 2003, the cost of investment securities for federal income tax purposes was $785,539,000.

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                            (dollars in thousands)
Undistributed net investment income                                                           $635
Accumulated short-term capital losses
                                                                                           (2,649)
Accumulated long-term capital losses
                                                                                           (4,595)
Gross unrealized appreciation on investment securities
                                                                                            25,610
Gross unrealized depreciation on investment securities                                     (1,296)

Accumulated short-term capital losses above include capital loss carryforwards of $112,000, $1,018,000, $390,000, $261,000 and $702,000 expiring in 2003, 2004,
2005, 2008 and 2009, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                     Distributions from ordinary income

                                      Net investment         Short-term   Distributions from long-term    Total distributions
Share class (1)                               income      capital gains                  capital gains                   paid

Six months ended January 31, 2003
Class A                                     $ 10,016                  -                              -               $ 10,016
Class B                                          366                  -                              -                    366
Class C                                          868                  -                              -                    868
Class F                                          303                  -                              -                    303
Class R-5                                        569                  -                              -                    569
Total                                       $ 12,122                  -                              -               $ 12,122

                                  Distributions from                      Distributions from long-term    Total distributions
                                     ordinary income                                     capital gains                   paid
                                      Net investment         Short-term
                                              income      capital gains

Year ended July 31, 2002
Class A                                     $ 15,088                  -                              -               $ 15,088
Class B                                          231                  -                              -                    231
Class C                                          566                  -                              -                    566
Class F                                          223                  -                              -                    223
Class R-5                                         41                  -                              -                     41
Total                                       $ 16,149                  -                              -               $ 16,149

(1) Class R-5 shares were offered beginning July 15, 2002.



3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended January 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.286% of average daily net assets. Effective September 1, 2001, CRMC voluntarily reduced management fees to 0.30% of the first $60 million of daily net assets and 0.15% of such assets in excess of $60 million. The gross investment income portion of the fee was unchanged.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F                                                      0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

     All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of January 31, 2003, unreimbursed expenses which remain subject to reimbursement totaled $1,631,000 for Class A.

     Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

     Expenses under the agreements described above for the six months ended January 31, 2003, were as follows (dollars in thousands):

-----------------------------------------------------------------------
  Share class      Distribution    Transfer agent    Administrative
                     services         services          services
-----------------------------------------------------------------------
    Class A            $873             $67          Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class B            136               4           Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class C            336            Included             $54
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class F             23             Included              15
                                          in
                                    administrative
                                       services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Class R-5      Not applicable        Included             16
                                           in
                                     administrative
                                        services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
     Total            $1,368            $71                $85
-----------------======================================================

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1994, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                          Reinvestments of dividends
                                              Sales (2)                         and distributions

Share class (1)                       Amount         Shares                   Amount        Shares

Six months ended January 31, 2003
Class A                              $ 226,663         14,749                  $ 7,598           494
Class B                                 23,998          1,562                      252            17
Class C                                 47,969          3,127                      659            43
Class F                                 17,646          1,149                      235            15
Class R-5                                9,958            649                      309            20
Total net increase
   (decrease) in fund                $ 326,234         21,236                  $ 9,053           589




                                        Repurchases (2)                            Net increase

                                       Amount          Shares                    Amount         Shares

Class A                             $ (97,333)         (6,353)                $ 136,928          8,890
Class B                                (4,618)           (301)                   19,632          1,278
Class C                               (15,695)         (1,024)                   32,933          2,146
Class F                                (7,456)           (486)                   10,425            678
Class R-5                              (3,292)           (214)                    6,975            455
Total net increase
   (decrease) in fund              $ (128,394)         (8,378)                $ 206,893         13,447



                                                                            Reinvestments of dividends
                                              Sales (2)                         and distributions

                                        Amount         Shares                   Amount        Shares
Year ended July 31, 2002
Class A                              $ 346,979         22,997                 $ 10,439           692
Class B                                 16,052          1,064                      162            11
Class C                                 48,209          3,196                      382            25
Class F                                 20,116          1,334                      174            12
Class R-5                               26,918          1,763                       22             1
Total net increase
   (decrease) in fund                $ 458,274         30,354                 $ 11,179           741





                                        Repurchases(2)                            Net increase

                                          Amount          Shares                   Amount         Shares

Class A                               $ (172,048)        (11,409)               $ 185,370         12,280
Class B                                   (2,107)           (139)                  14,107            936
Class C                                   (4,344)           (288)                  44,247          2,933
Class F                                   (8,649)           (575)                  11,641            771
Class R-5                                      -               -                   26,940          1,764
Total net increase
   (decrease) in fund                 $ (187,148)        (12,411)               $ 282,305         18,684


(1) Class R-5 shares were offered beginning July 15, 2002.
(2) Includes exchanges between share classes of the fund.


5. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of January 31, 2003, the total value of restricted securities was $2,154,000, which represents 0.26% of the net assets of the fund.

6. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $203,205,000 and $20,599,000, respectively, during the six months ended January 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2003, the custodian fee of $8,000 includes $1,000 that was offset by this reduction, rather than paid in cash.


Financial Highlights (1)

                                                     Income from investment operations(3)
                                                                           Net                     Total
                                      Net asset                  gains (losses)                dividends
                                         value,           Net    on securities   Total from    (from net     Net asset
                                      beginning    investment   (both realized   investment   investment    value, end       Total
                                      of period        income   and unrealized)  operations       income)    of period    return(4)

Class A:
 Six months ended 1/31/2003 (2)          $15.28          $.27             $.09         $.36        $(.27)       $15.37       2.35%
 Year ended 7/31/2002                     15.08           .58              .20          .78         (.58)        15.28        5.32
 Year ended 7/31/2001                     14.43           .62              .65         1.27         (.62)        15.08        8.99
 Year ended 7/31/2000                     14.62           .73             (.30)         .43         (.62)        14.43        3.09
 Year ended 7/31/1999                     14.85           .61             (.23)         .38         (.61)        14.62        2.59
 Year ended 7/31/1998                     14.79           .66              .06          .72         (.66)        14.85        4.94
Class B:
 Six months ended 1/31/2003 (2)           15.28           .21              .09          .30         (.21)        15.37        1.99
 Year ended 7/31/2002                     15.08           .47              .20          .67         (.47)        15.28        4.52
 Year ended 7/31/2001                     14.43           .48              .69         1.17         (.52)        15.08        8.24
 Period from 3/15/2000 to 7/31/2000       14.27           .24              .13          .37         (.21)        14.43        2.59
Class C:
 Six months ended 1/31/2003 (2)           15.28           .20              .09          .29         (.20)        15.37        1.93
 Year ended 7/31/2002                     15.08           .45              .20          .65         (.45)        15.28        4.38
 Period from 3/15/2001 to 7/31/2001       14.92           .15              .17          .32         (.16)        15.08        2.14
Class F:
 Six months ended 1/31/2003 (2)           15.28           .26              .09          .35         (.26)        15.37        2.30
 Year ended 7/31/2002                     15.08           .55              .20          .75         (.55)        15.28        5.11
 Period from 3/15/2001 to 7/31/2001       14.92           .16              .19          .35         (.19)        15.08        2.34
Class R-5:
 Six months ended 1/31/2003 (2)           15.28           .28              .09          .37         (.28)        15.37        2.47
 Period from 7/15/2002 to 7/31/2002       15.27           .02              .01          .03         (.02)        15.28         .23


                                                      Ratio of               Ratio of
                                     Net assets,      expenses             net income
                                   end of period    to average             to average
                                    (in millions)   net assets             net assets
Class A:
 Six months ended 1/31/2003 (2)             $637          .69%  (5), (6)        3.44%  (5)
 Year ended 7/31/2002                        497           .70  (6)              3.86
 Year ended 7/31/2001                        306           .75  (6)              4.18
 Year ended 7/31/2000                        258           .75  (6)              5.08
 Year ended 7/31/1999                        283           .75  (6)              4.12
 Year ended 7/31/1998                        227           .75  (6)              4.40
Class B:
 Six months ended 1/31/2003 (2)               37          1.38  (5), (6)         2.69  (5)
 Year ended 7/31/2002                         17          1.40  (6)              3.06
 Year ended 7/31/2001                          2          1.59  (6)              3.24
 Period from 3/15/2000 to 7/31/2000            1           .61  (6)              1.84
Class C:
 Six months ended 1/31/2003 (2)               82          1.52  (5), (6)         2.58  (5)
 Year ended 7/31/2002                         49          1.52  (6)              2.92
 Period from 3/15/2001 to 7/31/2001            4           .75                   1.05
Class F:
 Six months ended 1/31/2003 (2)               24           .76  (5), (6)         3.31  (5)
 Year ended 7/31/2002                         13           .82  (6)              3.69
 Period from 3/15/2001 to 7/31/2001            2           .60                   1.18
Class R-5:
 Six months ended 1/31/2003 (2)               34           .47  (5), (6)         3.68  (5)
 Period from 7/15/2002 to 7/31/2002           27           .02                    .16


                                                     Six months ended                        Year ended July 31
                                                     January 31,2003(2)   2002        2001          2000         1999       1998

Portfolio turnover rate for all classes of shares    3%                  9%          21%           34%          17%        34%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Annualized.
(6) Had CRMC not waived management services fees, the fund's expense ratio would have been 0.75%, 0.75%, 0.80%, 0.81%,0.77% and 0.83% for the periods ended
    2003, 2002, 2001, 2000, 1999 and 1998, respectively, for Class A; 1.43%,
    1.45%, 1.60% and 0.71% for the periods ended 2003, 2002, 2001 and 2000, respectively, for Class B; 1.57% and 1.58% for the periods ended 2003 and 2002, respectively, for Class C; 0.82% and 0.87% for the periods ended 2003 and 2002, respectively, for Class F; and 0.52% for the period ended 2003 for Class R-5.


OTHER SHARE CLASS RESULTS

CLASS B, CLASS C AND CLASS F

Returns for periods ended December 31, 2002 (the most recent calendar quarter):             1 year            Life of class

CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within
     six years of purchase                                                                  +2.06%               +5.06%(1)
Not reflecting CDSC                                                                         +7.06%               +6.35%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                   +5.91%               +4.95%(2)
Not reflecting CDSC                                                                         +6.91%               +4.95%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                            +7.70%               +5.65%(2)

(1) Average annual compound return from March 15, 2000, when Class B shares were first sold.
(2) Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Limited Term Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.70% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.12%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of Limited Term Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long termSM

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. LTEX-013-0303
Litho in USA WG/PNL/6133

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